Loss Per Share (Details) - Schedule of the loss and number of shares - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Loss And Number Of Shares [Abstract]
Loss attributed to the shareholders of the Company for purposes of computing the basic loss per share	₪ (24,962)	₪ (26,490)	₪ (13,566)
Adjustments for purposes of computing diluted loss per share:
Changes in fair value of a financial derivative in respect of a price protection mechanism for the Mor transaction which was classified as a financial liability at fair value through profit and loss			(600)
Loss attributed to the shareholders of the Company for purposes of computing diluted loss per share	₪ (24,962)	₪ (26,490)	₪ (14,166)
Weighted number of shares used in computing the basic loss per share	17,300,596	7,960,239	5,739,448
Adjustments for purposes of computing diluted loss per share:
Number of diluted potential ordinary shares to be issued without consideration, to derive from a financial derivative in respect of a price protection mechanism in the Mor transaction			58,846
Weighted number of shares used in computing diluted loss per share	17,300,596	7,960,239	5,798,294